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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

August 1, 2012 to December 31, 2013

Date of Report (Date of earliest event reported)	February 14, 2013

Name of securitizer:	FCF VI Transferor LLC

Commission File Number of securitizer:

Central Index Key Number of securitizer:	0001600121

James K. Noble III (212) 798-6100

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15 Ga-1 (c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 1 5Ga-1 (c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 1 5Ga-1 (c)(2)(ii)	☒[1]

1 The period covered by this statement began on August 1, 2012 and concluded on December 31, 2013. The asset-backed securities covered by this filing were issued in August 2012

SEC2860(3-11)	Potential persons who are to respond to the collection of information SEC2860(3-11) contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FCF VI TRANSFEROR LLC (Securitizer)

Date: February 14, 2014

/s/ Constantine M. Dakolias	(Signature)*
Name: Constantine M. Dakolias
Title: President

*Print name and title of the signing officer under his signature.